27. FINANCIAL INSTRUMENTS (Details 1) $ in Thousands	Dec. 31, 2018 CAD ($)
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	$ 982
Interest payments	16,943
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	37
Interest payments	37
Indebtedness [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	7,564
Interest payments	$ 1,180,502